Document and Entity Information	Jun. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000818479
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	DENTSPLY SIRONA Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-16211
Entity Tax Identification Number	39-1434669
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277-3607
City Area Code	(844)
Local Phone Number	848-0137
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	XRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false